Consolidated Statements Of Changes In Equity In Millions		Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Additional Paid-In capital [Member] USD ($)	Additional Paid-In capital [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Cumulative Translation Adjustments [Member] USD ($)	Cumulative Translation Adjustments [Member] JPY (¥)	Defined Benefit Pension Plans [Member] USD ($)	Defined Benefit Pension Plans [Member] JPY (¥)	Non-Trading Securities [Member] USD ($)	Non-Trading Securities [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock Held In Treasury [Member] USD ($)	Common Stock Held In Treasury [Member] JPY (¥)	Total NHI Shareholders' Equity [Member] USD ($)	Total NHI Shareholders' Equity [Member] JPY (¥)	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
Balance at beginning of year at Mar. 31, 2010			¥ 594,493		¥ 635,828		¥ 1,074,213		¥ (74,330)		¥ (34,802)						¥ (68,473)				¥ 6,085
Cash dividends							(14,402)														(68)
Net income attributable to noncontrolling interests																					1,595		1,595
Net income attributable to NHI shareholders							3,373																3,373
Cumulative effect of change in accounting principle	[1]						(4,734)
Issuance and exercise of common stock options					300
Gain on sales of treasury stock					2,135
Accumulated other comprehensive income (loss) attributable to noncontrolling interests																					(1,060)
Repurchases of common stock																	(37,367)
Pension liability adjustment											1,808												1,808
Sales of common stock																	2
Common stock issued to employees																	6,990
Purchase / sale (disposition) of subsidiary shares, etc., net																					0
Other net change in noncontrolling interests																					2,535
Net change during period									(33,447)
Balance at end of period at Sep. 30, 2010			594,493		638,263		1,058,450		(107,777)		(32,994)				(140,771)		(98,848)		2,051,587		9,087		2,060,674
Balance at beginning of year at Mar. 31, 2011		7,717	594,493	8,389	646,315	13,880	1,069,334	(1,265)	(97,426)	(419)	(32,270)					(1,268)	(97,692)			115	8,882		2,091,636
Cash dividends						(190)	(14,646)													(17)	(1,309)
Net income attributable to noncontrolling interests																				27	2,100	28	2,100
Net income attributable to NHI shareholders						(368)	(28,321)															(368)	(28,321)
Issuance of common stock				394	30,356
Issuance and exercise of common stock options				95	7,309
Gain on sales of treasury stock				3	200
Accumulated other comprehensive income (loss) attributable to noncontrolling interests																				(21)	(1,614)
Repurchases of common stock																(116)	(8,942)
Pension liability adjustment										7	529											7	529
Unrealized gain (loss) on non-trading securities												7	501									(13)	(1,039)
Sales of common stock																0	1
Common stock issued to employees																68	5,282
Other net change in treasury stock																2	156
Purchase / sale (disposition) of subsidiary shares, etc., net				8	597															3,540	272,729
Other net change in noncontrolling interests																				(51)	(3,973)
Net change during period								(496)	(38,218)
Balance at end of period at Sep. 30, 2011		$ 7,717	¥ 594,493	$ 8,889	¥ 684,777	$ 13,322	¥ 1,026,367	$ (1,761)	¥ (135,644)	$ (412)	¥ (31,741)	$ 7	¥ 501	$ (2,166)	¥ (166,884)	$ (1,314)	¥ (101,195)	$ 26,448	¥ 2,037,558	$ 3,593	¥ 276,815	$ 30,041	¥ 2,314,373

[1]	Cumulative effect of change in accounting principle for the six months ended September 30, 2010 are adjustments to initially apply Accounting Standards Updates "ASU" No. 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").